Goodwill - Summary of Carrying Amount of Goodwill (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 102.3	₨ 8,406.0	$ 98.2	₨ 8,071.7	₨ 8,037.2
Tata and Other Brand Vehicles [member]
Disclosure of information for cash-generating units [line items]
Goodwill	12.1	990.9		990.9
Software consultancy and service [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 90.2	₨ 7,415.1		₨ 7,080.8